Inventories (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventories
	March 31, 2021	June 30, 2020
Raw materials	$2,191,200	$1,726,400
Work-in-process	74,100	35,700
Finished goods	619,900	778,900

	$2,885,200	$2,541,000

	2020	2019

Raw materials	$1,726,400	$1,597,100
Work-in-process	35,700	77,700
Finished goods	778,900	708,800

	$2,541,000	$2,383,600